Acquisitions and Disposals - Impact of Life Retro Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Underwriting profit (loss)	$ 172,037		$ 139,207		$ 587,409		$ 585,907		$ 245,191
Net investment income - Life Funds Withheld Assets	205,886		208,513		872,370		918,625		957,716
Exchange (gains) losses	33,819		(27,390)		(22,504)		37,568		28,243
Other income and expenses	(2,723)	[1]	(6,508)		(13,356)	[2]	(6,891)	[2]	(5,692)	[2]
Net realized and unrealized (gains) losses on derivative instruments	(3,622)		16,521		53,123		29,886		7,798
Net income (loss)	83,028		73,671		1,313,339		268,838		1,136,647
Change in adjustments related to future policy benefit reserves, net of tax	17,035		60,356		170,688		(400,456)		(44,660)
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	(16,439)		36,103		(25,315)		(25,729)		(54,858)
Comprehensive income (loss)	407,941		220,712		(797,842)		747,801		(783,363)
XL Re Life (SAC) Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Comprehensive income (loss)	0				0		0
Life Funds Withheld Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net investment income - Life Funds Withheld Assets	41,560		50,419		187,489		129,575		0
Net realized gains (losses) on investments sold	34,416		52,738		223,272		5,067		0
Net unrealized gains (losses) on investments, trading securities	69,096		760		(27,734)		(9)		0
OTTI on investments - Life Funds Withheld Assets	(2,346)		(5,209)		(13,357)		(20,587)		0
Net realized and unrealized (gains) losses on derivative instruments	(236,080)		(229,367)		(151,691)		(488,222)		0
Change in net unrealized gains (losses) on investments, net of tax	51,990		37,115		(421,604)		274,083		$ 0
Life Funds Withheld Assets | XL Re Life (SAC) Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Underwriting profit (loss)	0	[3]	603	[3]	605	[4]	11,649
Net investment income - Life Funds Withheld Assets	41,560		50,419		187,489		129,575
Net realized gains (losses) on investments sold	34,416		52,738		223,272		5,067
Net unrealized gains (losses) on investments, trading securities	69,096		760		(27,734)		(9)
OTTI on investments - Life Funds Withheld Assets	(2,346)		(5,209)		(13,357)		(20,587)
Exchange (gains) losses	11,119		3,684		4,788		10,099
Other income and expenses	(146)		(1,298)		2,280		(1,610)
Net realized and unrealized (gains) losses on derivative instruments	(236,080)		(229,367)		(151,691)		(488,222)
Net income (loss)	(82,381)		(127,670)		225,652		(354,038)
Change in net unrealized gains (losses) on investments, net of tax	51,990		37,115		(421,604)		274,083
Change in adjustments related to future policy benefit reserves, net of tax	17,035		60,356		170,688		74,009
Change in cumulative translation adjustment - Life Funds Withheld Assets, net of tax	13,356		30,802		25,869		17,595
Total changes to other comprehensive income as a result of Life Retro Arrangements	82,381		128,273		(225,047)		365,687
Comprehensive income (loss)	$ 0		$ 603		$ 605		$ 11,649

[1]	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.
[2]	Net fee income and other includes operating expenses from the Company's loss prevention consulting services business.
[3]	The underwriting profit of $0.6 million relates to a premium adjustment during the three months ended March 31, 2015 relating to the GreyCastle Life Retro Arrangements transaction. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the three months ended March 31, 2015.
[4]	The underwriting profit of $0.6 million relates to a premium adjustment relating to the GreyCastle Life Retro Arrangements transaction, which was completed on May 30, 2014. Excluding this transaction, the impact to comprehensive income relating to the GreyCastle Life Retro Arrangements was nil for the years ended December 31, 2015 and 2014.